Quarterly Financial Data (unaudited)	12 Months Ended
Jun. 30, 2019
Quarterly Financial Data (unaudited) [Abstract]
Quarterly Financial Information [Text Block]	Quarterly Financial Data (unaudited)

Year Ended June 30, 2019	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$588,981	$825,567	$661,814	$674,714
Cost of revenue	302,471	411,496	342,700	344,677
Net income (loss)	(14,994)	69,037	6,242	33,195
Net income (loss) attributable to Cimpress plc	(14,639)	69,014	6,530	34,147
Net income (loss) per share attributable to Cimpress plc:
Basic	$(0.47)	$2.24	$0.21	$1.11
Diluted	$(0.47)	$2.17	$0.21	$1.09

Year Ended June 30, 2018	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$563,284	$762,054	$636,069	$631,134
Cost of revenue	283,755	360,285	319,209	316,550
Net income (loss)	23,406	30,623	(1,602)	(5,639)
Net income (loss) attributable to Cimpress plc	23,363	29,935	(2,265)	(7,300)
Net income (loss) per share attributable to Cimpress plc:
Basic	$0.75	$0.96	$(0.07)	$(0.24)
Diluted	$0.72	$0.93	$(0.07)	$(0.24)

Basic and diluted net income (loss) per share attributable to Cimpress plc are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net income per share.